Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
21.
Subsequent Events
(1)
Since late 2024, IsZo Capital LP (“IsZo”) has made several demands against the Company related to, among other things, IsZo’s allegation that the Company owes it reimbursements for certain litigation and activism campaign costs. The Company has been engaged in discussions with IsZo regarding IsZo’s allegations. As of the date of this report, IsZo has not filed any formal litigation action against the Company.
(2)
On January 9, 2026, the Company fully repaid the outstanding principal of $3.0 million and accrued interest of approximately $0.95 million under the IsZo Note as described in Note 20. IsZo has also claimed additional expenses of $0.95 million. We have requested supporting evidence for this claim but have not yet received a response as of the date of this filing.
(3)
In January 2026, the Company approved a revised operating plan for Tower C of the Nam Tai Technology Center. Under the revised plan, this building, which was previously intended to be held for leasing purposes, will be developed and marketed for sale. As of December 31, 2025, the property was classified as non-current assets as it was intended for leasing. The Company is currently assessing the accounting implications of the change in intended use, including potential reclassification to properties held for sale in future reporting periods. The carrying amount of the relevant property as of December 31, 2025 was approximately $43.0 million.
(4)
To enhance tenant retention and create potential long-term value in a competitive leasing environment, the Company introduced a selective “equity-for-rent” arrangement at Nam Tai Inno Park in the second half of 2025. Under this model, the Company may, on a case-by-case basis and subject to strict commercial evaluation, exchange a portion of rental payments for minority equity interests in high-potential tenant companies. This approach allows the Company to align interests with selected tenants while participating in their potential future upside. In the first transaction under this model, relevant business registration completed in February 2026, the Company exchanged rental consideration for a minority equity stake in a qualifying tenant enterprise. The Company intends to apply this tool selectively to support occupancy stability and diversify revenue sources beyond traditional rental income, while maintaining disciplined valuation and risk management. This initiative is part of the Company’s ongoing efforts to strengthen its competitive position in the Greater Bay Area industrial property market.
(5)
On March 20, 2026, the Company fully repaid approximately $17.1 million outstanding under the IAT Note as described in Note 20.
(6)
In March 2026, the Company received two arbitration notices concerning staged mortgage guarantees of the Dongguan Longxi Project, with principal and accrued interest of approximately RMB1.8 million and RMB2.4 million, respectively, totaling approximately $0.6 million. Both cases are at an early stage, and the outcome remains uncertain according to the Company’s legal counsel; accordingly, no provision has been recognized in the 2025 financial statements.
(7)
In December 2025, the Company entered into a six-year master lease agreement with Shenzhen Anju Leyu Development & Construction Co., Ltd. (“Shenzhen Anju”), a state-owned enterprise that manages the rental housing program for the Futian District Government, covering approximately 456 dormitory units across approximately 24,000 square meters of facilities at Nam Tai Technology Center project in Bao’an District. However, the master lease agreement with Shenzhen Anju may be subject to termination risk in accordance with terms in the event of the Futian District Government’s termination of its cooperation with Shenzhen Anju, or any change in governmental policies. The Company is actively exploring alternative leasing arrangements with other prospective tenants, including, among others, large-scale hotel groups and other institutional operators, with a view to ensuring the continued utilization of the relevant facilities in the event that the master lease agreement with Shenzhen Anju is terminated. The outcome of this matter cannot be determined as of the date of this report.